Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		December 31,	December 31,	December 31,	December 31,
	Balance sheet location	2019	2018	2019	2018
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$63	$374	$11,001	$34,695
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	315	—	25,045	—
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(388)	(196)	92,929	54,425
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(326)	(628)	45,262	41,303
		$(336)	$(450)	$174,237	$130,423

Schedule of cash flow hedging instruments location in income statement

	Cost of sales		Research and development, net		Selling, general and administrative		Financial income, net		Other comprehensive income
	December 31,		December 31,		December 31,		December 31,		December 31,
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
	(U.S. $ in thousands)
Line items in which effects of hedges are recorded	$322,388	$338,013	$94,253	$98,964	$231,138	$235,107	$(4,555)	$(633)	$37	$(730)

Foreign exchange contracts designated as hedging instrument	(24)	12	(382)	303	(525)	542	—	—	617	(957)
Foreign exchange contracts not designated as hedging instrument	—	—	—	—	—	—	(2,868)	(1,956)	—	—
	$322,364	$338,025	$93,871	$99,267	$230,613	$235,649	$(7,423)	$(2,589)	$654	$(1,687)